Income Tax (Schedule of Income Tax Rate Differences) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Abstract]
Federal income tax expense at statutory rate	$ (4,162,691)	$ (2,247,353)
State and local income taxes, net of federal benefit	(344,247)	(186,475)
Non-deductible expenses	239,213	4,985
Prior-period true-up	(161,018)	162,061
Research & development credit	$ (454,031)	(180,687)
Change in tax rate		$ 32,774
Stock based compensation	$ 135,008
Increase in valuation allowance	$ 4,747,766	$ 2,414,695
Total